(front cover)
                               J.P. Morgan Emerging
                                Markets Debt Fund

                               Semiannual Report
                               January 31, 2001

LETTER TO THE SHAREHOLDERS
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February 26, 2001

Dear Shareholder,

    The J.P. Morgan Emerging Markets Debt Fund provided a total return of 6.23% for the six months ended January 31, 2001. The Fund's results were competitive with its peer group, as measured by the Lipper Emerging Markets Debt Funds Average, which had a total return of 6.26% for the same time period.

    The Fund, however, underperformed its benchmark index, the Emerging Markets Bond Index Global, which had a return of 9.02% for the six months ended January 31, 2001.

    The Fund's net asset value on January 31, 2001, was $8.79 per share, a slight increase from $8.77 per share at the start of the fiscal period. The Fund's net assets were approximately $22.9 million on January 31, 2001, an increase from $20 million at the beginning of the fiscal year.

    During the past six months, the Fund distributed approximately $0.50 per share from ordinary income.

    This report includes an interview with Paul Dickson, vice president and portfolio manager in the Emerging Markets Fixed Income Group. Paul explains the factors that influenced Fund performance during the period, and provides insight in regard to positioning the Portfolio for the coming months.

    As chairman and president of Asset Management Services, we thank you for investing with J.P. Morgan. Should you have any comments or questions, please contact your Morgan representative, or call J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,

/signature/                             /signature/

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan Chase & Co.                 J.P. Morgan Chase & Co.

TABLE OF CONTENTS
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Letter to the Shareholders                                                    1
Fund Performance                                                              2
Portfolio Manager Q&A                                                         3
Fund Facts & Portfolio Highlights                                             5
Financial Statements                                                          6

FUND PERFORMANCE
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EXAMINING PERFORMANCE

    One way to look at performance is to review a fund's average annual total return. This calculation takes the fund's actual return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, and ten years, (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short-term.

PERFORMANCE

                                                      TOTAL                 AVERAGE ANNUAL
                                                     RETURNS                  TOTAL RETURNS
                                              -----------------------   ----------------------------
                                                   SIX        ONE          THREE          SINCE
                                                  MONTHS     YEAR          YEARS        INCEPTION*
AS OF JANUARY 31, 2001
J.P. Morgan Emerging Markets Debt Fund            6.23%     22.54%         8.79%          7.87%
Emerging Markets Bond Index Global**              9.02%     21.80%         9.45%          9.70%
Lipper Emerging Markets Debt Funds Average***     6.26%     17.14%         4.37%          4.74%

AS OF DECEMBER 31, 2000
J.P. Morgan Emerging Markets Debt Fund            4.53%     15.23%         6.86%          6.55%
Emerging Markets Bond Index Global**              6.97%     14.41%         7.92%          8.53%
Lipper Emerging Markets Debt Funds Average***     3.29%     10.09%         3.18%          4.25%

* The Fund commenced operations on April 17, 1997 and has provided an average annual total return of 8.34% from that date through January 31, 2001. For the purpose of comparison, the "since inception" returns in the table above are calculated from April 30, 1997, the first date when data for the Fund, its benchmark, and its Lipper category average were all available.

**   The Emerging Markets Bond Index Global is an unmanaged index which tracks total return for external currency-denominated debt (Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments) in emerging markets. The index does not include fees or operating expenses and is not available for direct investment.

***Describes the average total return for all funds in the indicated Lipper category, as defined by Lipper, Inc., and does not take into account applicable sales charges. Lipper Analytical Services, Inc. is a leading source for mutual fund data.

      Past performance is no guarantee of future results. Fund returns are net of fees and assume the reinvestment of distributions, and reflect the reimbursement of certain fund and portfolio expenses as described in the prospectus. Portfolio returns do not reflect any separate account expenses imposed on the variable contracts. Had expenses not been reimbursed, returns would have been lower.

PORTFOLIO MANAGER Q&A
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[photo of Paul Dickson]

    The following is an interview with PAUL DICKSON, vice president and member of the portfolio management team for the J.P. Morgan Emerging Markets Debt Fund since joining the firm in 1999. Prior to that, he was the senior emerging markets debt strategist at Lehman Brothers where he was responsible for sovereign risk analysis and asset recommendations. He also ran a sophisticated emerging markets model portfolio. Before his tenure at Lehman, he held a similar position with the Chase Manhattan Bank. Paul has been involved in a number of sovereign debt restructurings and worked closely on the 1996 Mexican Brady exchange. Paul holds a B.A. from George Washington University, and an M.A. in international economics and international studies from Johns Hopkins University. This interview was conducted on February 21, 2001, and reflects his views on that date.

WHAT HAD THE GREATEST IMPACT ON EMERGING MARKETS DEBT OVER THE SIX-MONTH PERIOD THAT ENDED JANUARY 31, 2001?

    The first five months of this reporting period were overshadowed by fears about the near-term fate of the U.S. economy. Early in this period, many believed that the Federal Reserve Board was succeeding in its efforts to engineer a soft landing for the economy. As time moved on, however, the perception grew that we were headed into a hard landing, perhaps even a recession. Certainly, a weakening stock market and a nearly continuous stream of negative earnings announcements only served to strengthen this perception. This more downbeat assessment of U.S. growth prospects had a decidedly negative impact on the market for emerging markets debt, which in September experienced a fairly dramatic sell-off.

    This situation was further exacerbated by a few less than desirable developments within the emerging markets universe. One was Argentina's continued inability to get its economy back on track. There were also some who questioned whether Argentina would be able to finance pending debt maturities going into 2001. Beyond this, there was Turkey's stumbling into a near currency crisis and Russia's losing its footing in talks with its official creditors, all of which added to the general malaise in emerging markets.

    Fortunately, the period of December 2000 through January 2001 emerged as a period of healing. In December, both Argentina and Turkey obtained economic assistance packages from the IMF and other multilateral creditors. In January, the Fed cut domestic interest rates by 100 basis points and signaled that additional cuts might be forthcoming. Argentina's economic numbers began to improve to the extent that it was no longer seen as being on the edge of a crisis. As well, Russia reaffirmed its commitment to repay its debt, all of which led to a rally in emerging markets debt as this reporting period drew to a close.

WHICH EMERGING MARKETS HELD UP WELL DURING DECEMBER'S SELL-OFF?

    Mexico was clearly a pocket of strength over the past six months, especially among the Latin American nations. It benefited from a strong domestic economy, high oil prices and the perception that it would be minimally impacted by Argentina's problems, at least over the short run. Mexico was also aided by a late period softening of negative sentiment about the U.S. economy, where most of its exports are directed. As a result, Mexico was able to issue new debt when the markets came back in January. Elsewhere, Brazil continued to be a magnet for foreign direct investment, and in early 2001 was able to issue new external debt in the capital markets, this despite some earlier jitters related to the country's ties to Argentina.

PORTFOLIO MANAGER Q&A
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                                                                    (Continued)

GETTING BACK TO MEXICO, GIVEN ITS INCREASINGLY STRONG ECONOMIC TIES WITH THE U.S. AND THE UPGRADE OF ITS DEBT BY MOODY'S TO INVESTMENT GRADE IN MARCH 2000, SHOULD IT REALLY CONTINUE TO BE CONSIDERED AN EMERGING MARKET?

    Mexico is currently in a crossover period, with one foot in the developed world and the other in the emerging markets. Certainly, it has taken enormous strides toward achieving high-grade world status in recent years, but keep in mind that it was only six short years ago that the country experienced a major currency crisis and had to be bailed out by the U.S., the IMF and other multilateral agencies. As a result, whereas many investors in high-grade debt may and do buy Mexican bonds, the vast majority still view Mexico as having that one foot firmly planted in the emerging markets universe. I'm not sure what it will take for Mexico to transition fully to developed world status, but, for now, I believe it is certainly one of the better emerging markets credits we have available to us.

HOW DID YOU POSITION THE FUND OVER THIS  REPORTING PERIOD?

    Given the market's relative volatility over this period, we took pains to look for pockets of exaggerated weakness and take advantage of them. For example, we were underweight Argentina going into the crisis, but increased our allocation to the country when our research suggested that the worst was probably over and that substantive international aid would be forthcoming. This turned out to be the case, and the Fund benefited accordingly. Much the same could be said of our approach to Brazil, which, as noted, experienced some Argentina-related instability in its bonds, only to snap back at the end of this reporting period.

    We were a little off-sides with respect to our investments in Russia, which underperformed dramatically and hurt the Fund's performance the most during this period. Having said that, I would stress that we were pleased that we didn't sell at the bottom, as Russia has recovered almost all of its losses from late last year. Beyond this, we remained focused on researching and capturing longer-term opportunities, rather than trying to add alpha by second guessing an unstable marketplace in rapid transition.

HOW DO YOU SEE THE MARKETPLACE EVOLVING OVER  THE NEXT SIX MONTHS?

    Positively, overall. We've had another hiccup recently with Turkey devaluing the lira, but, aside from that, lower U.S. interest rates will be overwhelmingly positive for most emerging markets, particularly those that are less vulnerable to a slowdown in U.S. and global trade.

    Those emerging markets economies that are export driven will, of course, suffer the most if the U.S. economy is sluggish for the year. In this regard, we think emerging Asia, with its substantial tech-related trade ties to the U.S., will probably underperform over the next three months, or so. On the other hand, South America, particularly Argentina and Brazil, will likely do well as they have relatively few trade ties with other countries. Emerging Europe will still have to weather the Turkish episode, but it looks to do relatively well, particularly if Russia does indeed make its mandated payments to its "Paris Club" of official creditors.

    Given this outlook, we are positioning the Fund to be underweight most emerging Asian economies, at least at this point in time. By the same token, we are overweight the southern cone of South America and Russia, and are maintaining tactical positions around Turkey, again seeking to take advantage of exaggerated weakness as this country's economic problems continue to play out in coming months.

FUND FACTS
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INVESTMENT OBJECTIVE

    J.P. Morgan Emerging Markets Debt Fund seeks to provide a high total return from a diversified portfolio of fixed income securities of emerging markets issuers. It is designed for investors who seek exposure to emerging markets debt in their investment portfolios. As an international investment, the Fund is subject to foreign political and currency risks, in addition to market risk.

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    Inception Date:  4/17/1997
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    Fund Net Assets as of 1/31/2001:
      $22,861,875
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    Portfolio Net Assets as of 1/31/2001:
      $22,943,610
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    Dividend Payable Dates
      (if applicable):  MONTHLY
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    Capital Gain Payable Dates
      (if applicable):  12/20/2001

EXPENSE RATIOS

    The Fund's current annualized expense ratio of 1.25% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

PORTFOLIO HIGHLIGHTS
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All data as of January 31, 2001

PORTFOLIO ALLOCATION
(As a percentage of total investment securities)

[data from pie chart]

Brazil                20.5%
Argentina             17.2%
United States         14.6%
Russian Federation    10.7%
Mexico                 8.2%
Venezuela              3.3%
Columbia               3.2%
Turkey                 3.1%
Philippines            3.0%
Bulgaria               2.2%
Other                 14.0%

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    30-Day SEC Yield:  10.82%(*)
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    Duration:  4.78 YEARS

* Yield reflects the reimbursement of certain expenses as described in the prospectus. Had expenses not been subsidized, yield would have been 10.09%.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT INSURED BY THE FDIC, ARE NOT BANK DEPOSITS OR OTHER OBLIGATIONS OF THE FINANCIAL INSTITUTION AND ARE NOT GUARANTEED BY THE FINANCIAL INSTITUTION. SHARES OF THE FUND ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell securities. Opinions expressed herein and other Fund data presented are based on current market conditions and are subject to change without notice. The Fund invests in foreign securities which involve special risks including economic and political instability and currency fluctuations; prospective investors should refer to Fund's prospectus for discussion of these risks. The Fund invests through a master portfolio (another Fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
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JANUARY 31, 2001

ASSETS
Investment in The Emerging Markets Debt Portfolio
  ("Portfolio"), at value                                          $22,910,894
Receivable for Expense Reimbursements                                   12,175
Deferred Organization Expenses                                           3,289
Prepaid Trustees' Fees and Expenses                                        261
Prepaid Expenses and Other Assets                                           32
                                                                   -------------
TOTAL ASSETS                                                        22,926,651
                                                                   -------------
LIABILITIES
Dividends Payable to Shareholders                                       35,711
Shareholder Servicing Fee Payable                                        4,187
Administrative Services Fee Payable                                        396
Accrued Expenses and Other Liabilities                                  24,482
                                                                   -------------
TOTAL LIABILITIES                                                       64,776
                                                                   -------------
NET ASSETS
Applicable to 2,600,787 Shares of Beneficial Interest Outstanding
(par value $0.001, unlimited shares authorized)                     $22,861,875
                                                                   =============
Net Asset Value, Offering and Redemption Price Per Share                 $8.79
                                                                   =============
ANALYSIS OF NET ASSETS
Paid-in Capital                                                     $23,429,033
Undistributed Net Investment Income                                    388,645
Accumulated Net Realized Loss on Investment                         (2,627,884)
Net Unrealized Appreciation of Investment                            1,672,081
                                                                   -------------
NET ASSETS                                                          $22,861,875
                                                                   =============

6    The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF OPERATIONS (UNAUDITED)
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FOR THE SIX MONTHS ENDED JANUARY 31, 2001

INVESTMENT INCOME
INCOME
Allocated Investment Income from Portfolio                          $1,229,489
Allocated Portfolio Expenses                                         (107,152)
                                                                   -------------
    Investment Income                                                1,122,337
                                                                   -------------
FUND EXPENSES
Financial and Fund Accounting Services Fee                              25,206
Shareholder Servicing Fee                                               23,700
Transfer Agent Fees                                                     11,500
Registration Fees                                                        6,183
Professional Fees and Expenses                                           5,761
Printing Expenses                                                        3,800
Interest Expense                                                         2,293
Administrative Services Fee                                              2,260
Amortization of Organization Expenses                                    1,670
Fund Services Fee                                                          134
Trustees' Fees and Expenses                                                115
Administration Fee                                                          99
Miscellaneous Expenses                                                   1,915
                                                                   -------------
    Total Fund Expenses                                                 84,636
Less: Reimbursement of Expenses                                       (73,238)
                                                                   -------------
    Net Fund Expenses                                                   11,398
                                                                   -------------
NET INVESTMENT INCOME                                                1,110,939
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM PORTFOLIO               385,862
                                                                   -------------
CHANGE IN NET UNREALIZED DEPRECIATION ON
  INVESTMENT ALLOCATED FROM PORTFOLIO                                 (444,760)
                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,052,041
                                                                   =============

The Accompanying Notes are an Integral Part of the Financial Statements.   7

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF CHANGES IN NET ASSETS
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FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS                                     2001                   2000

FROM OPERATIONS
Net Investment Income                                            $  1,110,939           $  2,592,703
Net Realized Gain on Investment Allocated from Portfolio              385,862              2,479,043
Change in Net Unrealized Appreciation (Depreciation)
  on Investment Allocated from Portfolio                            (444,760)             2,101,968
                                                              ------------------    ------------------
    Net Increase in Net Assets Resulting from Operations            1,052,041              7,173,714
                                                              ------------------    ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                              (1,089,458)           (2,589,129)
                                                              ------------------    ------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                   15,075,776             11,884,438
Reinvestment of Distributions                                         868,221              2,331,816
Cost of Shares of Beneficial Interest Redeemed                    (13,207,718)          (24,854,149)
                                                              ------------------    ------------------
    Net Increase (Decrease) from Transactions
      in Shares of Beneficial Interest                              2,736,279           (10,637,895)
                                                              ------------------    ------------------
    Total Increase (Decrease) in Net Assets                         2,698,862            (6,053,310)
                                                              ------------------    ------------------
NET ASSETS
Beginning of Period                                                20,163,013             26,216,323
                                                              ------------------    ------------------
End of Period                                                     $22,861,875            $20,163,013
                                                              ==================    ==================
Undistributed Net Investment Income                                  $388,645               $367,164
                                                              ==================    ==================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Shares of Beneficial Interest Sold                                  1,766,873              1,512,345
Shares of Beneficial Interest Reinvested                              101,182                291,794
Shares of Beneficial Interest Redeemed                             (1,567,384)           (3,100,010)
                                                              ------------------    ------------------
    Net Increase (Decrease) in Shares of Beneficial Interest          300,671            (1,295,871)
                                                              ==================    ==================

8    The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
FINANCIAL HIGHLIGHTS
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SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD ARE AS FOLLOWS:

                                                                                                             FOR THE PERIOD
                                          FOR THE SIX                   FOR THE PERIOD                       APRIL 17, 1997
                                         MONTHS ENDED      FOR THE     JANUARY 1, 1999       FOR THE       (COMMENCEMENT OF
                                       JANUARY 31, 2001  YEAR ENDED         THROUGH        YEAR ENDED      OPERATIONS) THROUGH
                                          (UNAUDITED)   JULY 31, 2000  JULY 31, 1999(A)  DECEMBER 31, 1998  DECEMBER 31, 1997
                                       ---------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE,
BEGINNING OF PERIOD                         $8.77           $7.29           $7.30             $9.76              $10.00
                                       ---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.50            0.95            0.49              1.15               0.58
Net Realized and Unrealized Gain (Loss)
  on Investment                              0.02            1.42            0.02             (2.64)             (0.05)
                                       ---------------------------------------------------------------------------------------
    Total From Investment Operations         0.52            2.37            0.51             (1.49)              0.53
                                       ---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                       (0.50)          (0.89)          (0.52)            (0.81)             (0.58)
In Excess of Net Investment Income             -               -              -               (0.16)             (0.02)
Net Realized Gain                              -               -              -                 -                (0.17)
                                       ---------------------------------------------------------------------------------------
    Total Distributions to Shareholders     (0.50)          (0.89)          (0.52)            (0.97)              (0.77)
                                       ---------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE,
  END OF PERIOD                             $8.79            $8.77           $7.29             $7.30               $9.76
                                       =======================================================================================
RATIOS AND SUPPLEMENTAL DATA
Total Return                               6.23%(b)          34.12%         7.27%(b)          (15.93)%            5.47%(b)
Net Assets, End of Period (in thousands)   $22,862          $20,163         $26,216            $19,313            $11,978
Ratios to Average Net Assets
    Net Expenses                           1.25%(c)          1.25%           1.25%(c)           1.25%            1.25%(c)
    Net Investment Income                 11.72%(c)          11.01%         12.28%(c)          10.05%            9.71%(c)
    Expenses without Reimbursement         2.02%(c)           1.95%          2.51%(c)           2.09%            2.40%(c)
    Interest Expense                       0.02%(c)           0.06%          0.02%(c)             -                 -

(a) Fiscal year changed to July 31. Prior to this, the fiscal year end was December 31.
(b)  Not annualized
(c)  Annualized


The Accompanying Notes are an Integral Part of the Financial Statements.   9

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED
--------------------------------------------------------------------------------

JANUARY 31, 2001

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1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--J.P. Morgan Emerging Markets Debt Fund (the "Fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on April 17, 1997.

    The Fund invests all of its investable assets in The Emerging Markets Debt Portfolio (the "Portfolio"), a no-load open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.9% at January 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    SECURITY VALUATION--Valuation of securities by the Portfolio is discussed in
Note 1 of the Portfolio's Notes to Financial Statements that are included elsewhere in this report.

    INVESTMENT INCOME--The Fund earns income, net of expenses, daily on its investment in the Portfolio. All net investment income, realized and unrealized gains and losses of the Portfolio are allocated pro-rata among the Fund and other investors in the Portfolio at the time of such determination.

    EXPENSES--Expenses incurred by the Trust with respect to any two or more Funds in the Trust are allocated in proportion to the net assets of each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly.

    ORGANIZATION EXPENSES--The Fund incurred organization expenses in the amount of $16,800 which have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund.

    INCOME TAX STATUS--It is the Fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are paid annually.

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2. TRANSACTIONS WITH AFFILIATES

    ADMINISTRATIVE SERVICES--The Trust has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Trust has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trust and certain other registered investment companies for which J.P. Morgan Investment Management, Inc. ("JPMIM") acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    Morgan has agreed to reimburse the Fund to the extent the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Fund, including the expenses allocated to the Fund from the Portfolio, exceed 1.25% of the Fund's average daily net assets through November 30, 2001.

    ADMINISTRATION--The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED
--------------------------------------------------------------------------------
                                                                    (Continued)
JANUARY 31, 2001

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2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Trust, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    SHAREHOLDER SERVICING--The Trust has a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services that is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the Fund.

    Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trust and Morgan is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

    FUND SERVICES--The Trust has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' Fees and Expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $25.

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3. BANK LOANS

    The Fund may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. Effective May 23, 2000, the Fund, along with certain other Funds managed by JPMIM, entered into a $150,000,000 bank line of credit agreement with DeutscheBank. Borrowings under the agreement will bear interest at approximate market rates. A commitment fee is charged at an annual rate of 0.085% on the unused portion of the committed amount.

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4. CONCENTRATIONS OF RISK

    From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

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5. CORPORATE EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Fund's Advisor, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Fund's Advisor.

THE EMERGING MARKETS DEBT PORTFOLIO

Semiannual Report January 31, 2001

(The following pages should be read in conjunction with J.P. Morgan Emerging Markets Debt Fund Semiannual Financial Statements)

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

JANUARY 31, 2001

PRINCIPAL AMOUNT(d)                                                            VALUE
------------------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS - 12.0%
ARGENTINA - 3.0%
           $   350,000  Banco Hipotecario S.A., Series REGS,
                           10.00%, 4/17/03                            $        336,000
               250,000  Cablevision S.A., 13.75%, 5/1/09                       215,000
               100,000  CIA Radiocomunic Moviles, 144A, 9.25%,
                           5/8/08                                               84,000
               150,000  Multicanal S.A., 13.13%, 4/15/09                       133,500
                                                                     ----------------------
                                                                               768,500
                                                                     ----------------------
BRAZIL - 3.6%
               250,000  CSN Iron S.A., Series REGS, 9.13%, 6/1/07              223,438
               250,000  Globo Communicacoes Participacoes,
                           10.63%, 12/5/08                                     228,750
               550,000  Trikem S.A., 144A, 10.63%, 7/24/07                     449,625
                                                                     ----------------------
                                                                               901,813
                                                                     ----------------------
INDIA - 0.9%
               250,000  Reliance Industries, 10.50%, 8/6/46                    228,393
                                                                     ----------------------
INDONESIA - 0.3%
               340,000  Indah Kiat Finance Mauritius, 10.00%, 7/1/07            81,600
                                                                     ----------------------
MEXICO - 2.7%
               310,000  Sanluis Corp. S.A. de C.V., Series REGS,
                           8.88%, 3/18/08                                      277,450
               400,000  Telefonos de Mexico S.A., Series REGS,
                           8.25%, 1/26/06                                      401,199
                                                                     ----------------------
                                                                               678,649
                                                                     ----------------------
PEOPLES REPUBLIC OF CHINA - 0.3%
               300,000  APP China Group Ltd., 144A, 14.00%,
                           3/15/10                                              72,000
                                                                     ----------------------
SOUTH KOREA - 1.2%
               290,000  Hanvit Bank, Series REGS, 12.75%, 3/1/10               297,975
                                                                     ----------------------
TOTAL FOREIGN CORPORATE BONDS                                                3,028,930
                                                                     ----------------------
   (Cost $3,345,497)

RIGHTS - 0.0%
MEXICO - 0.0%
             3,336,000  United Mexican States Value Recovery,
                           Expiring 6/30/03                                          -
                                                                     ----------------------
   (Cost $-)

PRINCIPAL AMOUNT(d)                                                            VALUE
------------------------------------------------------------------------------------------

SOVEREIGN GOVERNMENTS AND AGENCIES - 73.4%
ARGENTINA - 14.2%
           $   250,000  Republic of Argentina, 11.75%, 4/7/09               $  245,750
               468,000  Republic of Argentina, 11.75%, 6/15/15                 455,130
               300,000  Republic of Argentina, 12.00%, 2/1/20                  294,750
               175,000  Republic of Argentina, 9.75%, 9/19/27                  149,188
               630,000  Republic of Argentina, 10.25%, 7/21/30                 551,249
                50,000  Republic of Argentina Bonos Del Tesoro,
                          Series BT06, 11.25%, 5/24/04                          50,025
               205,000  Republic of Argentina Discount Bonds,
                          Series L-GL, 7.56%, 5/30/01(v)                       160,925
               252,000  Republic of Argentina, Series FRB, 7.63%,
                          3/30/01(v)                                           235,116
               285,000  Republic of Argentina Par Bonds, Series L-GP,
                          6.00%, 3/31/23(v)                                    204,131
               350,000  Republic of Argentina, Series BGL4, 11.00%,
                          10/9/06                                              343,875
               399,000  Republic of Argentina, Series BGL5, 11.38%,
                          1/30/17                                              379,449
               360,000  Republic of Argentina, Series FRB, 7.63%,
                          3/30/01(v)                                           336,420
          ARS  241,202  Republic of Argentina-Bocon, Series PRO1,
                          2.88%, 2/1/01(v)                                     180,216
                                                                     ----------------------
                                                                             3,586,224
                                                                     ----------------------
BRAZIL - 16.9%
           $   300,000  Banco Nacional de Desen Econo,
                          Series REGS, 11.25%, 9/20/05                         315,750
               300,000  Banco Nacional de Desen Econo,
                          Series REGS, 11.71%, 6/16/08(v)                      291,000
               140,000  Federal Republic of Brazil, 10.25%, 1/11/06            141,680
               159,000  Federal Republic of Brazil, 14.50%, 10/15/09           182,850
               250,000  Federal Republic of Brazil, 12.75%, 1/15/20            254,375
                70,000  Federal Republic of Brazil, 10.13%, 5/15/27             58,345
               350,000  Federal Republic of Brazil, 12.25%, 3/6/30             339,149
               827,000  Federal Republic of Brazil, 11.00%, 8/17/40            705,017
               788,102  Federal Republic of Brazil C Bond, Series 20
                          Year, 8.00%, 4/15/14                                 641,810
               215,497  Federal Republic of Brazil C Bond, Series L,
                          8.00%, 4/15/14                                       175,495
               370,000  Federal Republic of Brazil DCB, Series 18
                          Year L, 7.69%, 4/17/01(v)                            284,900
                85,000  Federal Republic of Brazil DCB, Series RG-L,
                          7.69%, 4/17/01(v)                                     65,450
               190,000  Federal Republic of Brazil Discount Bonds,
                          Series 30 Year ZL, 7.63%, 4/17/01(v)                 149,388
               255,000  Federal Republic of Brazil NMB, Series 15
                          Year, 7.69%, 4/15/09(v)                              225,038

The Accompanying Notes are an Integral Part of the Financial Statements.   13

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
JANUARY 31, 2001

PRINCIPAL AMOUNT(d)                                                            VALUE
------------------------------------------------------------------------------------------

            $  310,000  Federal Republic of Brazil Par Bond, Series 30
                           Year Z-L, 6.00%, 4/15/24(v)                      $  219,519
               220,000  Federal Republic of Brazil, Series EI-L, 7.63%,
                           4/17/01(v)                                          207,488
                                                                     ----------------------
                                                                             4,257,254
                                                                     ----------------------
BULGARIA - 2.2%
               290,000  Republic of Bulgaria Discount Bonds,
                           Series A, 6.31%, 7/28/01(v)                         225,475
               190,000  Republic of Bulgaria FLIRB, Series A, 3.00%,
                           7/28/01(v)                                          145,113
               250,000  Republic of Bulgaria IAB, Series PDI, 6.31%,
                           7/28/01(v)                                          193,906
                                                                     ----------------------
                                                                               564,494
                                                                     ----------------------
COLOMBIA - 3.2%
                70,000  Republic of Colombia, 7.63%, 2/15/07                    56,875
               393,000  Republic of Colombia, 9.75%, 4/23/09                   342,893
               450,000  Republic of Colombia, 11.75%, 2/25/20                  401,625
                                                                     ----------------------
                                                                               801,393
                                                                     ----------------------
COSTA RICA - 0.9%
               220,000  Republic of Costa Rica, Series REGS,
                           10.00%, 8/1/20                                      227,150
                                                                     ----------------------
ECUADOR - 1.9%
                 4,000  Republic of Ecuador, Series REGS, 12.00%,
                           11/15/12                                              2,902
             1,072,000  Republic of Ecuador, Series REGS, 4.00%,
                           8/15/30(v)                                          466,656
                                                                     ----------------------
                                                                               469,558
                                                                     ----------------------
MEXICO - 5.5%
               160,000  Bancomext Trust Division, 144A, 11.25%,
                            5/30/06                                            178,400
               190,000  Pemex Project Funding Master Trust, 144A,
                           9.13%, 10/13/10                                     186,476
               100,000  Petroleos Mexicanos, 9.25%, 3/30/18                     97,000
               200,000  United Mexican States, 9.88%, 2/1/10                   216,500
               185,000  United Mexican States, 11.38%, 9/15/16                 218,763
                80,000  United Mexican States, 11.50%, 5/15/26                  98,360
               250,000  United Mexican States Par Bonds,
                           Series W-A, 6.25%, 12/31/19                         229,374
               135,000  United Mexican States, Series XW, 10.38%,
                           2/17/09                                             149,040
                                                                     ----------------------
                                                                             1,373,913
                                                                     ----------------------
MOROCCO - 0.2%
                60,491  Kingdom of Morocco Restructuring &
                           Consolidation Agreement, Series A, 7.56%,
                           5/10/01(v)                                           54,215
                                                                     ----------------------
NIGERIA - 0.6%
               250,000  Central Bank of Nigeria Par Bond, Series WW,
                           6.25%, 11/15/20(v)                                  153,750
                                                                     ----------------------
PAKISTAN - 0.9%
               328,000  Republic of Pakistan, 144A, 10.00%, 12/13/05           213,200
                                                                     ----------------------

PRINCIPAL AMOUNT(d)                                                            VALUE
------------------------------------------------------------------------------------------

PANAMA - 2.1%
            $  100,000  Republic of Panama, 10.75%, 5/15/20                 $  100,750
                15,000  Republic of Panama, 8.88%, 9/30/27                      12,938
               190,000  Republic of Panama IRB, Series 18 Year,
                          4.50%, 7/17/14(v)                                    158,413
               335,889  Republic of Panama PDI, Series 20 Year,
                          6.44%, 7/17/01(v)                                    267,451
                                                                     ----------------------
                                                                               539,552
                                                                     ----------------------
PERU - 2.2%
               345,000  Republic of Peru FLIRB, Series 20 Year,
                          3.75%, 3/7/17(v)                                     202,688
               545,000  Republic of Peru PDI, Series 20 Year, 4.50%,
                          3/7/17(v)                                            357,656
                                                                     ----------------------
                                                                               560,344
                                                                     ----------------------
PHILIPPINES - 3.0%
               110,000  Republic of Philippines, 9.88%, 1/15/19                 92,950
               170,000  Republic of Philippines, Series B, 6.50%,
                          12/1/17                                              136,000
               600,000  Republic of Philippines, 10.63%, 3/16/25               519,000
                                                                     ----------------------
                                                                               747,950
                                                                     ----------------------
QATAR - 0.6%
               51,000  State of Qatar, 144A, 9.75%, 6/15/30                     52,785
               100,000  State of Qatar, Series REGS, 9.75%, 6/15/30            103,500
                                                                     ----------------------
                                                                               156,285
                                                                     ----------------------
RUSSIAN FEDERATION - 10.7%
                80,000  Russian Federation, Series REGS, 11.75%,
                          6/10/03                                               78,700
               550,000  Russian Federation, Series REGS, 8.75%,
                          7/24/05                                              458,563
               330,000  Russian Federation, Series REGS, 10.00%,
                          6/26/07                                              264,413
               300,000  Russian Federation, Series REGS, 11.00%,
                          7/24/18                                              228,000
               650,000  Russian Federation, Series REGS, 12.75%,
                          6/24/28                                              583,374
               628,627  Russian Federation, 144A, 8.25%, 3/31/10               425,109
             1,547,800  Russian Federation, 144A, 2.50%, 3/31/30(v)            651,042
                                                                     ----------------------
                                                                             2,689,201
                                                                     ----------------------
TRINIDAD & TOBAGO - 1.0%
               250,000  Republic of Trinidad & Tobago, 144A, 9.75%,
                          7/1/20                                               260,000
                                                                     ----------------------
TURKEY - 3.1%
               480,000  Republic of Turkey, 12.38%, 6/15/09                    476,880
               325,000  Republic of Turkey, 11.88%, 1/15/30                    301,438
                                                                     ----------------------
                                                                               778,318
                                                                     ----------------------
UKRAINE - 0.9%
               310,000  Government of Ukraine, Series REGS,
                          11.00%, 3/15/07                                      219,325
                                                                     ----------------------

14    The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
JANUARY 31, 2001

PRINCIPAL AMOUNT(d)                                                            VALUE
------------------------------------------------------------------------------------------
VENEZUELA - 3.3%
            $  140,000  Republic of Venezuela, 9.25%, 9/15/27        $          96,320
               499,998  Republic of Venezuela DCB, Series DL,
                           7.37%, 6/18/01(v)                                   423,749
               154,760  Republic of Venezuela FLIRB, Series B,
                           7.63%, 3/30/01                                      131,836
               250,000  Republic of Venezuela Par Bonds, Series W-A,
                           6.75%, 3/31/20                                      191,875
                                                                     ----------------------
                                                                               843,780
                                                                     ----------------------
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES                                    18,495,906
                                                                     ----------------------
   (Cost $16,499,553)

U.S. TREASURY SECURITIES - 2.3%
                50,000  U.S. Treasury Bonds, 6.13%, 8/15/29(s)                  53,852
               500,000  U.S. Treasury Notes, 5.75%, 8/15/10                    522,110
                                                                     ----------------------
TOTAL U.S. TREASURY SECURITIES                                                 575,962
                                                                     ----------------------
   (Cost $570,504)

WARRANTS - 0.0%
NIGERIA - 0.0%
               1,500  Central Bank of Nigeria, Expiring 11/15/20(+)                 -
                                                                     ----------------------
SINGAPORE - 0.0%
                 300  Asia Pulp & Paper Warrants, 144A, Expiring
                           3/15/05(+)                                               -
                                                                     ----------------------
VENEZUELA - 0.0%
                 800  Republic of Venezuela Oil, Expiring 4/15/20(+)                -
                                                                     ----------------------
   (Cost $9)

SHORT-TERM INVESTMENTS - 12.3%
INVESTMENT COMPANIES - 12.3%
             3,100,704  J.P. Morgan Institutional Prime Money Market
                           Fund(s)*                                          3,100,704
                                                                     ----------------------
   (Cost $3,100,704)
TOTAL INVESTMENT SECURITIES - 100.0%                                       $25,201,502
                                                                     ======================
   (Cost $23,516,267)

FUTURES CONTRACTS
                             EXPIRATION       UNDERLYING FACE         UNREALIZED
SOLD                           DATE           AMOUNT AT VALUE        DEPRECIATION
------------------------------------------------------------------------------------
    6   U.S Ten-Year
        Treasury  Note      March 2001           $631,313             $(4,064)
                                            ========================================

ARS - Argentine Pesos
C - Capitalization
DCB - Debt Conversion Bonds
FLIRB - Front Loaded Interest Reduction Bonds
FRB - Floating Rate Bonds
IAB - Interest in Arrears Bonds
IRB - Interest Reduction Bonds
NMB - New Money Bonds
PDI - Past Due Interest
144A - Securities restricted for resale to Qualified Institutional Buyers
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.
(d)  Denominated in United States Dollar unless otherwise indicated.
 * Affiliated money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
 (+)  Non-income producing security


The Accompanying Notes are an Integral Part of the Financial Statements.   15

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

JANUARY 31, 2001

ASSETS
Investments at Value (Cost $23,516,267)                             $25,201,502
Cash                                                                     3,157
Foreign Currency at Value (Cost $35,803)                                28,755
Dividend and Interest Receivable                                       575,527
Deferred Organization Expense                                              293
Prepaid Trustees' Fees and Expenses                                        230
Prepaid Expenses and Other Assets                                           32
                                                                   -------------
TOTAL ASSETS                                                        25,809,496
                                                                   -------------
LIABILITIES
Payable for Investments Purchased                                    2,786,602
Advisory Fee Payable                                                    11,815
Variation Margin Payable                                                 2,625
Administrative Services Fee Payable                                        399
Accrued Expenses and Other Liabilities                                  64,445
                                                                   -------------
TOTAL LIABILITIES                                                    2,865,886
                                                                   -------------
NET ASSETS
Applicable to Investors' Beneficial Interests                       $22,943,610
                                                                   =============

16    The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

INVESTMENT INCOME
INCOME
Interest Income                                                     $1,216,323
Dividend Income from Affiliated Investment                              15,162
                                                                   -------------
    Investment Income                                                1,231,485
                                                                   -------------
EXPENSES
Advisory Fee                                                            67,233
Professional Fees and Expenses                                          25,263
Custodian Fees and Expenses                                              7,278
Printing Expenses                                                        3,583
Administrative Services Fee                                              2,289
Amortization of Organization Expenses                                    1,397
Fund Services Fee                                                          135
Trustees' Fees and Expenses                                                 64
Administration Fee                                                          56
Insurance Expenses                                                          27
                                                                   -------------
    Total Expenses                                                     107,325
Less: Reimbursement of Expenses                                          (103)
                                                                   -------------
    Net Expenses                                                       107,222
                                                                   -------------
NET INVESTMENT INCOME                                                1,124,263
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN ON:
Investment Transactions                                                289,931
Futures Contract Transactions                                           94,414
Foreign Currency Transactions                                            2,159
                                                                   -------------
    Net Realized Gain                                                  386,504
                                                                   -------------
CHANGE IN NET UNREALIZED DEPRECIATION ON:
Investments                                                          (387,391)
Futures Contracts                                                     (50,741)
Foreign Currency Contracts and Translations                            (7,048)
                                                                   -------------
    Change in Net Unrealized Depreciation                            (445,180)
                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,065,587
                                                                   =============

The Accompanying Notes are an Integral Part of the Financial Statements.    17

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS                                   2001             2000
FROM OPERATIONS
Net Investment Income                                           $1,124,263         $2,614,633
Net Realized Gain on Investment, Futures Contract and
  Foreign Currency Transactions                                    386,504          2,481,200
Change in Net Unrealized Appreciation
  (Depreciation) on Investments,
  Futures Contracts and Foreign Currency
  Contracts and Translations                                     (445,180)         2,102,626
                                                             ----------------   ---------------
    Net Increase in Net Assets Resulting from Operations         1,065,587          7,198,459
                                                             ----------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                   15,075,776         25,094,412
Withdrawals                                                    (13,462,377)      (38,292,621)
                                                             ----------------   ----------------
    Net Increase (Decrease) from Transactions
      in Investors' Beneficial Interest                          1,613,399       (13,198,209)
                                                             ----------------   ----------------
    Total Increase (Decrease) in Net Assets                      2,678,986        (5,999,750)
                                                             ----------------   ----------------
NET ASSETS
Beginning of Period                                             20,264,624         26,264,374
                                                             ----------------   ----------------
End of Period                                                  $22,943,610        $20,264,624
                                                             ================   ================

SUPPLEMENTARY DATA
                                                                                                        FOR THE PERIOD
                                      FOR THE SIX                  FOR THE PERIOD                        MARCH 7, 1997
                                     MONTHS ENDED      FOR THE    JANUARY 1, 1999      FOR THE         (COMMENCEMENT OF
                                   JANUARY 31, 2001  YEAR ENDED        THROUGH       YEAR ENDED       OPERATIONS) THROUGH
                                      (UNAUDITED)   JULY 31, 2000 JULY 31, 1999(A) DECEMBER 31, 1998  DECEMBER 31, 1997
                                  ---------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                          1.12%(b)       1.21%          1.25%(b)          1.07%              0.91%(b)
  Net Investment Income                11.71%(b)       10.97%        12.19%(b)         10.16%              9.57%(b)
  Expenses without Reimbursement        1.12%(b)       1.27%          1.70%(b)          1.25%              0.91%(b)
Portfolio Turnover                       87%(c)         295%           555%(c)          791%               182%(c)

(a) Fiscal year changed to July 31. Prior to this, the fiscal year end was December 31.
(b) Annualized
(c) Not annualized

18   The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

JANUARY 31, 2001

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The Emerging Markets Debt Portfolio (the "Portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio commenced operations on March 7, 1997. The Portfolio's investment objective is high total return from a portfolio of fixed income securities of emerging markets issuers. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interest in the Portfolio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    SECURITY VALUATIONS--Fixed income securities, (other than convertible bonds), with a maturity of 60 days or more held by Funds other than money market funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Such procedures may include the use of independent pricing services or affiliated advisor pricing, which uses prices based upon yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data and general market conditions. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

    Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the specific lot identification basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums

    ORGANIZATION EXPENSES--The Portfolio incurred organization expenses in the amount of $16,200 which have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    FUTURES CONTRACTS--The Portfolio may enter into futures contracts in order to hedge existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Portfolio. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Portfolio will recognize a gain or loss when the contract is closed or expires.

    FOREIGN CURRENCY TRANSACTIONS--All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates and are reported in the Statement of Operations.

    Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising from changes in foreign

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
JANUARY 31, 2001

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-- The Portfolio may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency, to manage the Portfolio's exposure to foreign currency exchange fluctuations or to adjust the Portfolio's exposure relative to the benchmark. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The Portfolio bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    FOREIGN TAXES--The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.70% of the Portfolio's average daily net assets.

    The Portfolio may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any doubling of investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    Morgan has agreed to reimburse the Portfolio to the extent the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Portfolio exceed 1.25% of the Portfolio's average daily net assets through November 30, 2001.

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
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                                                                    (Continued)

JANUARY 31, 2001

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2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' Fees and Expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $26.

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3. INVESTMENT TRANSACTIONS

    During the six months ended January 31, 2001, the Portfolio purchased $18,573,142 of investment securities and sold $16,169,035 of investment securities other than U.S. government securities and short-term investments. Purchases and sales of U.S. government securities were $520,488 and $516,973, respectively.

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4. CREDIT AGREEMENT

    The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 3 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

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5. CONCENTRATIONS OF RISK

    The Portfolio may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the Portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

    The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

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6. CORPORATE EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolio's Advisor, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Portfolio's Advisor.

NOTES
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NOTES
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NOTES
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[back cover]

J.P. MORGAN FUNDS
       Federal Money Market Fund
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       Prime Money Market Fund
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       Emerging Market Debt Fund
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       Tax Aware Enhanced Income Fund:
           Select Shares
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       Tax Exempt Money Market Fund
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       Short Term Bond Fund
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       Bond Fund
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       Global Strategic Income Fund
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       Tax Exempt Bond Fund
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       California Bond Fund:
           Select Shares
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       New York Tax Exempt Bond Fund
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       Diversified Fund
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       Disciplined Equity Fund
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       Tax Aware Small Company  Opportunities Fund:
           Select Shares
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       Tax Aware U.S. Equity Fund:
           Select Shares
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       U.S. Equity Fund
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       U.S. Small Company Fund
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       U.S. Small Company Opportunities Fund
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       Emerging Markets Equity Fund
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       European Equity Fund
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       Global 50 Fund:
           Select Shares
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       Global Healthcare Fund:
           Select Shares
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       International Equity Fund
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       International Opportunities Fund
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       For more information on the J.P. Morgan
           Funds, call J.P. Morgan Funds
           Services  at (800) 521-5411.
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Morgan Guaranty Trust Company                                      MAILING
500 Stanton Christiana Road                                      INFORMATION
Newark, Delaware 19713-2107

IN-SAN-24967    0102